                             LEVCO EQUITY VALUE FUND
                         A SERIES OF LEVCO SERIES TRUST



                SUPPLEMENT TO PROSPECTUS DATED APRIL 29, 2005 AND
                -------------------------------------------------
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2005
            --------------------------------------------------------



Effective September 28, 2005, John A. Levin resigned as Trustee, President and portfolio manager of the Levco Equity Value Fund (the "Fund"). Phillip W. Friedman and John W. Murphy continue to serve as portfolio managers of the Fund.


The date of this Supplement is September 28, 2005.


               Please retain this Supplement for future reference.